Investments (Details)	Jun. 30, 2025
Investments [Line Items]
Investment, Type [Extensible Enumeration]	Short-term investments
Maturity period of investment	20 years
Short-Term Investments [Member]
Investments [Line Items]
Maturity period of investment	1 year
Long-term investment [Member]
Investments [Line Items]
Maturity period of investment	1 year